Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial results, net
- Interest income	$ 825	$ 998	$ 1,274
- Dividend income	0	0	2
Total finance income	825	998	1,276
- Interest expense	(12,131)	(17,873)	(24,655)
- Others financial costs	(1,745)	(1,945)	(2,801)
Subtotal finance costs	(13,876)	19,818	27,456
Capitalized finance costs	0	0	1,656
Total finance costs	(13,876)	19,818	(25,800)
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	(7,407)	(3,134)	(18,799)
Exchange rate differences, net	6,762	31,056	24,818
- Gain/(Loss) from repurchase of negotiable obligations	199	3,148	(336)
- (Loss) / gain from derivative financial instruments, net	46	70	(1,597)
Other financial results	(150)	949	(260)
Total Other financial results	14,264	38,357	41,424
- Inflation adjustment	14,323	6,012	(5,109)
Total financial results, net	$ 15,536	$ 25,549	$ 11,791